Mineral Property Interests (Details 1) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash payments CAD		$ 1,000
Cash payments US	$ 2,500
Annual payments	$ 35
Number of shares | shares	150,000	150,000
New Polaris [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net profit interest reduction or buydown cash payments CAD
Net profit interest reduction or buydown cash payments US
Net profit interest reduction or buydown annual payments
Net profit interest reduction or buydown number of shares | shares	150,000	150,000
Fondaway Canyon [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Advance royalty payment for buyout of 3% net smelter return (1) cash payments CAD
Advance royalty payment for buyout of 3% net smelter return (1) cash payments US
Advance royalty payment for buyout of 3% net smelter return (1) annual payments	$ 35
Advance royalty payment for buyout of 3% net smelter return (1) number of shares | shares
Buyout provision for net smelter return of 2% (2) cash payments CAD
Buyout provision for net smelter return of 2% (2) cash Payments US	$ 2,000
Buyout provision for net smelter return of 2% (2) annual payments
Buyout provision for net smelter return of 2% (2) number of shares | shares
Windfall Hills [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Buyout provision for net smelter return of 1.5% cash payments CAD		$ 1,000
Buyout provision for net smelter return of 1.5% cash payments US
Buyout provision for net smelter return of 1.5% annual payments
Buyout provision for net smelter return of 1.5% number of shares | shares
Reduction of net smelter return of 2% to 1% cash payments CAD
Reduction of net smelter return of 2% to 1% cash payments US	$ 500
Reduction of net smelter return of 2% to 1% annual payments
Reduction of net smelter return of 2% to 1% number of shares | shares